Derivative Instruments and Hedging Activities - Notional principal amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Derivative Instruments and Hedging Activities
Term of derivative contract	3 years
Foreign currency forwards
Derivative Instruments and Hedging Activities
Unrealized gain (loss) on derivative	$ 100	$ 8,200
Instruments designated as accounting hedges: | Foreign currency forwards
Derivative Instruments and Hedging Activities
Notional principal outstanding derivative instruments	125,486	158,664
Instruments not designated as accounting hedges: | Foreign currency forwards
Derivative Instruments and Hedging Activities
Notional principal outstanding derivative instruments	35,117	115,070
Notional principal outstanding derivative instruments designed to manage exposure	$ 18,500	$ 78,400